Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Summary of provisions for income tax expense

The provisions for income tax expense are summarized as follows (in thousands):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current tax expense	32,433	20,936	19,819	2,882
Deferred tax (benefit)/expense	(18,344)	(6,153)	286	42
Income tax expense	14,089	14,783	20,105	2,924

Components of income before tax and income tax expense for PRC and non-PRC operations

The components of income before tax and income tax expense for PRC and non-PRC operations are as follows (in thousands):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Income/(loss) arising from PRC operations	86,599	104,208	(43,009)	(6,256)
Income/(loss) arising from non-PRC operations	5,710	(55,001)	(2,498)	(363)
Income/(loss) before tax	92,309	49,207	(45,507)	(6,619)
Income tax expense relating to PRC operations	13,806	14,739	20,129	2,927
Income tax expense/(benefit) relating to non-PRC operations	283	44	(24)	(3)
Income tax expense	14,089	14,783	20,105	2,924
Effective tax rate for PRC operations	15.9%	14.1%	(46.8)%	(46.8)%

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC operations

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for PRC operations for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the Years Ended December 31,
	2016	2017	2018
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences*	(9.3)	(10.1)	46.2
Change in valuation allowance	7.8	2.9	(77.2)
Effect of preferential tax treatment	(11.4)	(6.6)	(37.5)
Uncertain tax positions	3.8	2.9	(3.3)
Effective income tax rate	15.9	14.1	(46.8)

* Permanent differences mainly included the tax-deductible expenses of the research and development expenses so incurred in a year in determining their tax assessable profits for that year for enterprises engaging in research and development activities, which were of 150% before 2018 and of 175% beginning from January 1, 2018, according to policies promulgated by the State Tax Bureau of the PRC.

Combined effects of the income tax exemption and other preferential tax treatment

The combined effects of the income tax exemption and other preferential tax treatment available to the Group are as follows (in thousands, except per share data):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Effect of preferential tax treatment	9,878	6,836	(16,128)	(2,346)
Basic net income per share effect	0.02	0.01	(0.03)	(0.004)

Tax effects of temporary differences that give rise to deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances as of December 31, 2017 and 2018 are as follows (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets:
Provision of allowance for doubtful accounts	17,717	21,431	3,117
Accrued payroll and expenses and others	29,225	25,576	3,720
Net operating loss carryforward	27,726	69,150	10,057
Less: valuation allowance	(14,208)	(55,997)	(8,144)
Total deferred tax assets, net	60,460	60,160	8,750

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax liabilities:
Equity investments acquired in disposal of subsidiaries	1,312	1,312	191
Unrealized holding gain of available-for-sale debt investments*	—	132,272	19,238
Amortizable intangible assets from acquisition of a subsidiary	—	7,376	1,073
Total deferred tax liabilities	1,312	140,960	20,502

*In the fourth quarter of 2018, the Company recognized a deferred tax liability of RMB132.3 million (US$19.2 million) for the unrealized holding gain of available-for-sale debt investments in Particle, which was recorded net against the pre-tax changes in other comprehensive income, as the Company began to negotiate in details with potential investors to sell part of its investments in Particle and subsequently entered into a binding letter of intent (the "LOI") to sell part of its investments in Particle in February 2019. In this connection, prior to the fourth quarter of 2018, it was more-likely-than-not that the Company would not pay the withholding taxes under the PRC tax laws and as such, the recognition of deferred tax liabilities was not required.

Movement of valuation allowance for deferred tax assets

The following table sets forth the movement of the valuation allowance for deferred tax assets (in thousands):

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance as of January 1,	4,676	11,402	14,208	2,067
Additions	6,838	6,164	37,584	5,466
Increase from an acquired subsidiary	—	—	8,576	1,247
Reversals	(112)	(3,358)	(4,371)	(636)
Balance as of December 31,	11,402	14,208	55,997	8,144

Reconciliation of liabilities associated with uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows (in thousands):

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance as of January 1,	18,368	21,723	24,714	3,595
Increase related to current year tax positions	3,355	2,991	1,417	206
Balance as of December 31,	21,723	24,714	26,131	3,801